Securities and Other Collateralized Financing Activities	12 Months Ended
Dec. 31, 2023
Securities Financing Transactions [Abstract]
Securities and Other Collateralized Financing Activities

Note 18: Securities and Other Collateralized Financing Activities
We enter into resale and repurchase agreements and securities borrowing and lending agreements (collectively, “securities financing activities”) typically to finance trading positions (including securities and derivatives), acquire securities to cover short trading positions, accommodate customers’ financing needs, and settle other securities obligations. These activities are conducted through our broker-dealer subsidiaries and, to a lesser extent, through other bank entities. Our securities financing activities primarily involve high-quality, liquid securities such as U.S. Treasury securities and government agency securities and, to a lesser extent, less liquid securities, including equity securities, corporate bonds and asset-backed securities. We account for these transactions as collateralized financings in which we typically receive or pledge securities as collateral. We believe these financing transactions generally do not have material credit risk given the collateral provided and the related monitoring processes. We also enter into resale agreements involving collateral other than securities, such as loans, as part of our commercial lending business activities.

OFFSETTING OF SECURITIES AND OTHER COLLATERALIZED FINANCING ACTIVITIES Table 18.1 presents resale and repurchase agreements subject to master repurchase agreements (MRA) and securities borrowing and lending agreements subject to master securities lending agreements (MSLA). Where legally enforceable, these master netting arrangements give the ability, in the event of default by the counterparty, to liquidate securities held as collateral and to offset receivables and payables with the same counterparty. Collateralized financings with the same counterparty are presented net on our consolidated balance sheet, provided certain criteria are met that permit balance sheet netting. The majority of transactions subject to these agreements do not meet those criteria and thus are not eligible for balance sheet netting.
Collateral we pledged consists of non-cash instruments, such as securities or loans, and is not netted on our consolidated balance sheet against the related liability. Collateral we received includes securities or loans and is not recognized on our consolidated balance sheet. Collateral pledged or received may be increased or decreased over time to maintain certain contractual thresholds, as the assets underlying each arrangement fluctuate in value. For additional information on collateral pledged and accepted, see Note 19 (Pledged Assets and Collateral). Generally, these agreements require collateral to exceed the asset or liability recognized on the balance sheet. The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, the disclosure in this table is limited to the reported amount of such collateral to the amount of the related recognized asset or liability for each counterparty.
In addition to the amounts included in Table 18.1, we also have balance sheet netting related to derivatives that is disclosed in Note 14 (Derivatives).
Table 18.1: Offsetting – Securities and Other Collateralized Financing Activities

(in millions)	Dec 31, 2023	Dec 31, 2022
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$129,282	114,729
Gross amounts offset in consolidated balance sheet (1)	(28,402)	(24,464)
Net amounts in consolidated balance sheet (2)	100,880	90,265
Collateral received not recognized in consolidated balance sheet (3)	(99,970)	(89,592)
Net amount (4)	$910	673
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized	$106,060	55,054
Gross amounts offset in consolidated balance sheet (1)	(28,402)	(24,464)
Net amounts in consolidated balance sheet (5)	77,658	30,590
Collateral pledged but not netted in consolidated balance sheet (6)	(77,529)	(30,383)
Net amount (4)	$129	207
(1)Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs that have been offset within our consolidated balance sheet.
(2)Includes $80.4 billion and $68.0 billion classified on our consolidated balance sheet in federal funds sold and securities purchased under resale agreements at December 31, 2023 and 2022, respectively. Also includes $20.5 billion and $22.3 billion classified on our consolidated balance sheet in loans at December 31, 2023 and 2022, respectively.
(3)Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized asset due from each counterparty.
(4)Represents the amount of our exposure (assets) or obligation (liabilities) that is not collateralized and/or is not subject to an enforceable MRA or MSLA.
(5)Amount is classified in short-term borrowings on our consolidated balance sheet.
(6)Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized liability owed to each counterparty.
REPURCHASE AND SECURITIES LENDING AGREEMENTS Securities sold under repurchase agreements and securities lending arrangements are effectively short-term collateralized borrowings. In these transactions, we receive cash in exchange for transferring securities as collateral and recognize an obligation to reacquire the securities for cash at the transaction’s maturity. These types of transactions create risks, including (1) the counterparty may fail to return the securities at maturity, (2) the fair value of the securities transferred may decline below the amount of our obligation to reacquire the securities, and therefore create an obligation for us to pledge additional amounts, and (3) the counterparty may accelerate the maturity on demand, requiring us to reacquire the security prior to contractual maturity. We attempt to mitigate these risks in various ways. Our collateral primarily consists of highly liquid securities. In addition, we underwrite and monitor the financial strength of our counterparties, monitor the fair value of collateral pledged relative to contractually required repurchase amounts, and monitor that our collateral is properly returned through the clearing and settlement process in advance of our cash repayment. Table 18.2 provides the gross amounts recognized on our consolidated balance sheet (before the effects of offsetting) of our liabilities for repurchase and securities lending agreements disaggregated by underlying collateral type.
Table 18.2: Gross Obligations by Underlying Collateral Type

(in millions)	Dec 31, 2023	Dec 31, 2022
Repurchase agreements:
Securities of U.S. Treasury and federal agencies	$38,742	27,857
Securities of U.S. States and political subdivisions	579	83
Federal agency mortgage-backed securities	48,019	8,386
Non-agency mortgage-backed securities	1,889	682
Corporate debt securities	7,925	6,541
Asset-backed securities	2,176	1,529
Equity securities	635	711
Other	541	300
Total repurchases	100,506	46,089
Securities lending arrangements:
Securities of U.S. Treasury and federal agencies	251	278
Federal agency mortgage-backed securities	31	58
Corporate debt securities	293	206
Equity securities (1)	4,965	8,356
Other	14	67
Total securities lending	5,554	8,965
Total repurchases and securities lending	$106,060	55,054
(1)Equity securities are generally exchange traded and represent collateral received from third parties that has been repledged. We received the collateral through either margin lending agreements or contemporaneous securities borrowing transactions with other counterparties.
Table 18.3 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements. Securities lending is executed under agreements that allow either party to terminate the transaction without notice, while repurchase agreements have a term structure to them that technically matures at a point in time. The overnight agreements require election of both parties to roll the trade, while continuous agreements require the election of either party to terminate the agreement.
Table 18.3: Contractual Maturities of Gross Obligations

(in millions)	Repurchase agreements	Securities lending agreements
December 31, 2023
Overnight/continuous	$54,810	4,903
Up to 30 days	13,704	—
30-90 days	23,264	200
>90 days	8,728	451
Total gross obligation	100,506	5,554
December 31, 2022
Overnight/continuous	$36,251	8,965
Up to 30 days	734	—
30-90 days	2,884	—
>90 days	6,220	—
Total gross obligation	46,089	8,965